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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______

  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prides Capital Partners, L.L.C.
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Address:   200 High Street; Suite 700
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           Boston, MA 02110
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Form 13F File Number: 28- -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Murray A. Indick
Title:   Managing Member
Phone:   617.778.9200

Signature, Place, and Date of Signing:

   /s/ Murray A. Indick           Boston, MA             August 14, 2009
       [Signature]              [City, State]                 [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            6
                                         -----------
Form 13F Information Table Value Total:  $    48,421
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                                         (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number                Name

-------  28- -----------------------         ------------------------

                          FORM 13F INFORMATION TABLE

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
                                                 Value   Shares/   SHR or PRN PUT/ Investment  Other          Voting   Authority
Name of Issuer         Title of Class   Cusip   (X1000)  PRN AMT   AMT SH/PRN CALL Discretion Managers Sole   Shared     None
--------------         -------------- --------- ------- ---------- ---------- ---- ---------- -------- ---- ---------- ---------
AMERITRANS CAP CORP           COM     03073H108  1,393     854,700     SH            SHARED                    854,700
EDIETS.COM                    COM     280597105 11,537  12,404,880     SH            SHARED                 12,404,880
HEALTHTRONICS INC             COM     42222L107  7,254   3,608,997     SH            SHARED                  3,608,997
PRINCETON REVIEW INC          COM     742352107  5,454   1,008,273     SH            SHARED                  1,008,273
QC HOLDINGS INC               COM     74729T101  1,800     350,285     SH            SHARED                    350,285
WASTE SERVICES INC DEL    COM NEW     941075103 20,983   4,050,769     SH            SHARED                  4,050,769